Shareholder Report, Holdings (Details)	Dec. 31, 2024
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 1 | Spotify Technology SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 1 | LPL Financial Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 1 | Vertiv Holdings Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 1 | XPO, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 1 | Take-Two Interactive Software, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 1 | Saia, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 1 | Trade Desk, Inc. (The), Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 1 | Targa Resources Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 1 | Glaukos Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 1 | Reddit, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 1 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 1 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 1 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 1 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 1 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 1 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.10%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 1 | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 2 | Spotify Technology SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 2 | LPL Financial Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 2 | Vertiv Holdings Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 2 | XPO, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 2 | Take-Two Interactive Software, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 2 | Saia, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 2 | Trade Desk, Inc. (The), Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 2 | Targa Resources Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 2 | Glaukos Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 2 | Reddit, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 2 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 2 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 2 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 2 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 2 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 2 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.10%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 2 | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 3 | Spotify Technology SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 3 | LPL Financial Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 3 | Vertiv Holdings Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 3 | XPO, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 3 | Take-Two Interactive Software, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 3 | Saia, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 3 | Trade Desk, Inc. (The), Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 3 | Targa Resources Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 3 | Glaukos Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 3 | Reddit, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 3 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 3 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 3 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 3 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 3 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 3 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 3 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 3 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 3 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 3 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 3 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.10%
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 3 | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%